MD&A - Risk management and control	12 Months Ended
Dec. 31, 2025
MDA Risk Management And Control [Line Items]
Disclosure Of Financial Risk Management Explanatory
Credit risk : the risk of loss resulting from the failure of a client or counterparty (including an issuer) to meet its contractual obligations toward UBS AG. This includes loan underwriting risk and settlement risk.
Loan underwriting risk:
the risk of loss arising during the holding period of financing transactions that are intended for further distribution.
Settlement risk:
the short-term form of credit risk arising when UBS AG delivers its side of an agreed-upon transaction but does not receive an expected value in return from the counterparty.
Market risk : the risk of loss resulting from adverse movements in market variables. Market risks are actively taken as part of trading activities but can also arise from non-trading activities. Market variables include observable factors, such as interest rates, foreign exchange rates, equity prices, credit spreads and commodity (including precious metal) prices, as well as variables that may be unobservable or only indirectly observable, such as volatilities and correlations. Market risk also includes issuer risk.
Issuer risk:
the risk of loss that would occur if an issuer to which UBS AG is exposed through tradable securities or derivatives referencing the issuer was subject to a credit-related event.
Liquidity risk:
the risk that UBS AG is unable to meet business-as-usual or stress cash / collateral flows.
Funding risk:
the risk that UBS AG is unable to borrow funds to support its current business and desired strategy.
We apply a
variety of methodologies and measurements
to quantify the risks of
our portfolios and potential risk
concentrations. Risks that are not fully reflected within standard measures are subject to additional controls, which may include
preapproval
of
specific
transactions
and
the
application
of
specific
restrictions.
Models
to
quantify
risk
are
generally developed by dedicated units within control functions and are subject to independent validation.
Risk concentrations may exist where one or several positions within or across different risk categories could result in
significant
losses
relative
to
UBS AG’s
financial
strength.
Identifying
such
risk
concentrations
and
assessing
their
potential impact is a critical component of our risk management and control process.
For financial risks, we consider
a number of elements, such
as shared characteristics of positions,
the size of the portfolio
and the sensitivity
of positions to changes
in the underlying
risk factors. We take
into account direct
exposure from credit
and issuer
risk, as
well as
indirect exposures,
such as
reliance on
collateral. Also
important in
our assessment
is the
liquidity
of the markets where
the positions are traded,
as well as the
availability and effectiveness of
hedges or other potential
risk-mitigating factors. Particular attention is given
to identification of wrong-way risk and
risk on risk. Wrong-way risk is
defined as
a positive
correlation between
the size
of the
exposure and
the likelihood
of a
loss. Risk
on risk
refers to
a
situation where a position and its risk mitigation can be impacted by the same event.
For non-financial risks, risk concentrations may result from, for example, a single non-financial risk issue that is large on
its own (i.e. it has
the potential to produce
a single high-impact loss or
a number of losses
that together are high
impact)
or related
non-financial risk
issues that
may link
together to
create a
high impact.
For example,
UBS AG considers
the
level
of
risk
arising
from
concentration
to
a
single
counterparty,
subcontractor
or
country
in
connection
with
the
management of third-party risk.
Risk concentrations
are subject
to increased
oversight by
Group Risk
Control and
Group Compliance
and Operational
Risk Control, and
assessed to determine
whether they should
be reduced or
mitigated, depending
on the available
means
to do so.
It is possible
that material losses
could occur on
financial or non-financial
risks, particularly if
the correlations
that emerge in a stressed environment differ markedly from those envisaged by risk models.
Main sources of credit risk
–
In Global Wealth
Management, credit
risk arises from
collateralized lending,
primarily against securities,
residential and
commercial
real
estate,
other
real
assets
(such
as
ships
and
aircraft),
private
market
and
hedge
fund
interest,
and
investors’ uncalled
capital commitments, as
well as
from collateralized clients’
derivatives trading. In
addition, credit
risk also arises from unsecured lending, i.e. recourse-based lending and cash-flow-based corporate lending to entities owned and controlled by our Global Wealth Management clients.
–
A
substantial
portion
of
our
credit
risk
arises
from
Personal
&
Corporate
Banking’s
lending
exposure,
including
mortgage loans, secured mainly by owner-occupied
properties and income-producing real estate,
as well as corporate
loans, that depends on the performance of the Swiss economy and real estate market.
–
The Investment
Bank’s credit
risk arises
mainly from
lending, derivatives trading
and securities
financing. Derivatives
trading and securities financing are mainly investment grade. Loan underwriting activity can be lower rated and gives rise to temporary concentrated exposure.
–
Credit
risk
in
Non-core
and
Legacy
relates
to
a
residual
portfolio
of
less-liquid
structured
financing
transactions,
including some with residential and
commercial real estate collateral and
a small number of
trades remaining from a
corporate loan portfolio.
Overview of measurement, monitoring and management techniques
–
Credit risk
from transactions
with individual
counterparties is
based on
our estimates
of probability
of default
(PD),
exposure at default (EAD) and loss given default
(LGD). Limits are established for individual counterparties
and groups
of
related
counterparties
covering
banking
and
traded
products,
and
for
settlement
amounts.
Risk
authorities
are
approved by the Board
of Directors and are
delegated to the President
of the Executive Board,
the Chief Risk Officer
(the CRO) and divisional CROs, based on risk exposure amounts, internal credit rating and potential for losses.
–
Limits apply not only
to the current outstanding
amount but also to
contingent commitments and the
potential future
exposure of traded products.
–
The Investment Bank monitoring, measurement and limit framework distinguishes between exposures intended to be
held to maturity (take-and-hold exposures) and those intended for distribution or risk transfer (temporary exposures).
–
We use models to derive portfolio
credit risk measures of expected loss,
statistical loss and stress loss at firm-wide
and
business division levels, and to establish portfolio limits.
– Credit risk concentrations can arise if clients are engaged in similar activities, located in the same geographical region or have
comparable economic
characteristics, e.g.
if their
ability to
meet contractual
obligations would
be similarly
affected by changes in economic,
political or other conditions. To
avoid credit risk concentrations, we
establish limits
and operational controls that constrain risk concentrations at portfolio, sub-portfolio or counterparty levels for sector exposure, country risk exposure and specific product exposures.
Counterparty credit
risk (CCR)
arising from
traded products,
which include
OTC derivatives,
ETD exposures
and
SFTs originating in the Investment Bank, Non-core and Legacy, and Group Treasury, is generally managed on a close-out
basis, as well as a stressed basis. This takes into account possible effects of market movements on the exposure and any associated collateral over the time it would take to close out our positions. Limits are applied to the potential future and stressed
exposure
per
counterparty,
with
the
size
of
the
limit
dependent
on
the
counterparty’s
creditworthiness
(as
determined by Risk
Control). Limit frameworks
are also used to
control overall exposure
to specific sectors.
Such portfolio
limits are monitored and reported to senior management.
Trading
in
OTC
derivatives
is
conducted
through
central
counterparties
where
practicable
or
required.
Where
central
counterparties are
not used,
we have
clearly defined
policies and
processes for
trading on
a bilateral
basis. Trading
is
typically conducted under bilateral International Swaps and Derivatives Association agreements or similar master netting
agreements, which
generally permit
close-out and netting
of transactions
in case
of default,
subject to
applicable law.
For
certain
counterparties,
initial
margin
is
taken
to
cover
some
or
all
of
the
calculated
close-out
and / or
stressed
exposure. This
is in
addition to
the variation
margin taken
to settle
changes in
market value
of transactions.
For most
major market participant
counterparties, we use
two-way collateral agreements
under which either
party can be
required
to provide collateral in
the form of
cash or marketable securities
when the exposure exceeds
specified levels. Non-cash
collateral typically consists of
well-rated government debt or other
collateral acceptable to Risk
Control and permitted by
applicable regulations.
UBS AG manages
credit risk
in its
portfolios by
taking collateral
against exposures
and by
utilizing credit
hedging.
UBS AG uses a scoring model
as part of a standardized front-to-back
process for credit decisions on originating
or
modifying Swiss mortgage loans. The model’s two key factors are the LTV ratio and an affordability calculation.
The value UBS AG assigns to each property is an
estimate based on model-derived valuations, the purchase price and, depending on the property type and
ownership purpose, a valuation at cost. In
some cases, an additional external
valuation is considered.
UBS AG similarly applies
underwriting guidelines for
its Global Wealth
Management Region Americas mortgage
loan portfolio, taking into account
loan affordability and collateral sufficiency. LTV
standards are defined for the
various
mortgage types,
such as
residential mortgages
or investment
properties, based
on associated
risk factors,
such as
property
type and loan
size and purpose.
The maximum LTV
allowed within the
standard approval process
ranges from
45 % to
80
%. In addition
to LTV, other
credit risk metrics,
such as debt-to-income
ratios, credit scores
and required client
reserves,
are also part of our underwriting guidelines.
A risk limit framework
is applied to the
Global Wealth Management Region
Americas mortgage loan portfolio.
Limits are
set
to
govern
exposures
within
LTV
categories,
geographic
concentrations,
portfolio
growth
and
high-risk
mortgage
segments, such
as interest-only
loans. These
limits are
monitored by
a specialized
credit risk
monitoring team
and reported
to senior
management. Supplementing this
limit framework
is a
real estate
lending policy
and procedures
framework,
set up to govern
real estate lending activities.
Quality assurance and quality control
programs monitor compliance with
mortgage underwriting and documentation requirements.
For
UBS AG’s
mortgage
loan
portfolio
in
the
Global
Wealth
Management
regions
of
EMEA
and
Asia
Pacific,
global
underwriting guidelines with regional variations are applied to allow for regulatory and market differentials. As in
other
regions, the underwriting guidelines take into account affordability and collateral sufficiency. Affordability is assessed at
a stressed
interest rate
using, for
residential real
estate, the
borrowers’ sustainable income
and declared liabilities,
and
for commercial
real estate
the quality
and sustainability
of rental
income. For
interest-only loans,
a declared
and evidenced
repayment strategy must be
in place. The applicable
LTV for each mortgage
is based on the
quality and liquidity of
the
property and
assessed against
valuations from
bank-appointed third-party
valuers. Maximum
LTV varies
from
30 % to
70
%, depending
on the
type and
location of
the property,
as well
as other
factors. Serviceability
may be
further supported
by personal
guarantees from
related third
parties. The
overall portfolio
is centrally
assessed against
a number
of stress
scenarios to ensure that exposures remain within predefined stress limits.
Lombard loans are secured by pledges
of marketable securities, guarantees and other forms of collateral. Eligible financial
securities
are
primarily
liquid
and
actively
traded
transferable
securities
(such
as
bonds,
equities
and
certain
hybrid securities),
and other
transferable securities,
such as
approved structured
products for
which regular
prices are
available and the issuer of the security provides a market. To a lesser degree, less-liquid collateral is also used.
UBS AG
derives
lending
values
by
applying
discounts
(haircuts)
to
the
pledged
collateral’s
market
value.
Haircuts
for
marketable securities are calculated
to cover a possible
adverse change in market
value over a given
close-out period and
confidence level. Less-liquid or more volatile collateral will typically have larger haircuts.
UBS AG assess its concentration and
correlation risks across collateral posted at
a counterparty level, and at a
divisional
level across counterparties.
It also performs
targeted firm-wide reviews
of concentration. Concentration
of collateral in
single securities, issuers
or issuer groups,
industry sectors, countries,
regions or currencies
may result in
higher risk and
reduced
liquidity.
In
such
cases,
the
lending
value
of
the
collateral,
margin
call
and
close-out
levels
are
adjusted
accordingly.
UBS AG
uses
single-name
credit
default
swaps
(CDSs),
credit-index
CDSs,
structured
portfolio
hedges
(SPHs),
bespoke protection and other
instruments to actively
manage credit risk. The
aim is to reduce
concentrations of risk
from
specific counterparties, sectors
or portfolios and,
for CCR, the
profit or loss
effect arising from changes
in credit valuation
adjustments.
UBS AG has guidelines with regard to taking credit
hedges into account for credit risk mitigation
purposes. For example,
when monitoring exposures against
counterparty limits, UBS AG does
not usually apply certain
credit risk mitigants, such
as
proxy
hedges
(credit
protection
on
a
correlated
but
different
name)
or
credit-index
CDSs,
to
reduce
counterparty
exposures. SPHs
are structured
to achieve
true risk
transfer by
providing explicit
protection against
events that
could cause
a loss in the referenced hedged positions, with the hedge payoff matched to the actual loss incurred on those positions
(i.e.
no
basis
risk).
Buying
credit
protection,
if
unfunded,
also
creates
credit
exposure
with
regard
to
the
protection
provider.
UBS AG
monitors
and
limits
exposures
to
credit
protection providers
and
also
monitors
the
effectiveness of
credit hedges.
UBS AG
has
developed
tools
and
models
to
estimate
future
credit
losses
that
may
be
implicit
in
our
current
portfolio.
Exposures to individual counterparties are measured
using three generally accepted parameters:
PD, EAD and LGD. For a
given credit facility, the product of these three parameters results in the expected loss (the EL). These parameters are the basis for the majority
of our internal measures
of credit risk, and
key inputs for regulatory
capital calculation under the
internal ratings-based (IRB)
approach of the
Basel III framework. Models
are also used
to derive the
portfolio credit risk
measures of EL, statistical loss and stress loss.
Internal UBS rating scale and mapping of external ratings
Internal UBS rating 1-year PD range, in % Description
Moody’s Investors
Service mapping S&P mapping Fitch mapping
0 and 1 0.00–0.02 Investment grade Aaa AAA AAA
2 0.02–0.05 Aa1 to Aa3 AA+ to AA– AA+ to AA–
3 0.05–0.12 A1 to A3 A+ to A– A+ to A–
4 0.12–0.25 Baa1 to Baa2 BBB+ to BBB BBB+ to BBB
5 0.25–0.50 Baa3 BBB– BBB–
6 0.50–0.80 Sub-investment grade Ba1 BB+ BB+
7 0.80–1.30 Ba2 BB BB
8 1.30–2.10 Ba3 BB– BB–
9 2.10–3.50 B1 B+ B+
10 3.50–6.00 B2 B B
11 6.00–10.00 B3 B– B–
12 10.00–17.00 Caa1 to Caa2 CCC+ to CCC CCC+ to CCC
13 >17 Caa3 to C CCC– to C CCC– to C
Counterparty is in default
Default Defaulted D D
In line with the regulatory
definition, we report a
claim as non-performing when: (i) it
is more than 90 days
past
due; (ii) it is subject to restructuring proceedings, where preferential conditions concerning interest rates, subordination, tenor, etc. have been granted in order to avoid default of the counterparty (forbearance); (iii) the counterparty is subject to
bankruptcy / enforced
liquidation
proceedings
in
any
form,
even
if
there
is
sufficient
collateral
to
cover
the
due
payment; or (iv) there is other evidence that payment obligations will not be fully met without recourse to collateral.
Default and credit impaired
UBS AG uses a single definition of
default for classifying assets and determining the
PD of its obligors for risk
modeling
purposes.
The
definition
of
default
is
based
on
quantitative
and
qualitative
criteria.
A
counterparty
is
classified
as
defaulted when
material payments
of interest,
principal or
fees are
overdue for
more than
90 days, or
more than
180 days
for certain exposures
in relation to
loans to private
and commercial clients
in Personal
& Corporate Banking
and to private
clients of Global
Wealth Management Region
Switzerland. UBS AG does
not consider the
general 90-day presumption
for default
recognition appropriate
for those
portfolios, given
the cure
rates, which
show that
strict application of
the
90-day criterion
would not
accurately reflect the
inherent credit risk.
Counterparties are also
classified as
defaulted when:
bankruptcy,
insolvency
proceedings
or
enforced
liquidation
have
commenced;
obligations
have
been
restructured
on
preferential terms
(forbearance); or
there is
other evidence
that payment
obligations will
not be
fully met
without recourse
to collateral. The
latter may be
the case even
if, to date,
all contractual payments
have been made
when due. If
one claim
against a counterparty is defaulted on, generally all claims against the counterparty are treated as defaulted.
An instrument
is classified
as credit
impaired
if the
counterparty
is classified
as defaulted
and / or
the instrument
is identified
as purchased
credit impaired
(PCI). An instrument
is PCI if it has
been purchased
at a deep discount
to its carrying
amount
following a
risk
event of
the
issuer or
originated with
a
defaulted counterparty. Once
a
financial asset
is
classified as
defaulted
/ credit impaired (except
PCI), it
is
reported as
a
stage 3 instrument and
remains as
such unless
all
past due
amounts
have
been
rectified,
additional
payments
have
been
made
on
time,
the
position
is
not
classified
as
credit
restructured,
and there is general evidence
of credit recovery. A three-month
probation period
is applied before a transfer
back to stages
1 or 2 can
be triggered.
However, most
instruments
remain in
stage 3 for
a longer
period of
time.
If payment
default is
imminent or
default has
already occurred, UBS
AG may
grant concessions
to borrowers
in financial
difficulties that it would otherwise
not consider in the normal
course of business, such as
offering preferential interest rates,
extending
maturity,
modifying
the
schedule
of
repayments,
debt / equity
swap,
subordination,
etc.
When
a
forbearance
measure takes place,
each case is
considered individually,
and the exposure
is generally classified
as defaulted. Forbearance
classification
remains
until
the
loan
is
repaid
or
written
off,
non-preferential
conditions
are
granted
that
supersede
the
preferential conditions
or the
counterparty has
recovered, and
the preferential
conditions no
longer exceed
UBS AG’s risk
tolerance.
Contractual
adjustments
when
there
is
no
evidence
of
imminent
payment
default,
or
where
changes
to
terms
and
conditions are within UBS AG’s
usual risk tolerance, are not considered to be forborne.
Main sources of market risk
Market risks arise from both trading and non-trading business activities.
–
Trading market risks
arise primarily in
the Investment Bank,
Non-core and Legacy
and, to a
lesser extent, Global
Wealth
Management.
In
the
Investment
Bank
these
risks
are
mainly
connected
with
securities
and
derivatives
trading
for
market-making and client facilitation, as
well as Global Banking
activity for primary debt and
equity underwriting. In
Non-core and Legacy,
market risk
is limited
and results from
a largely
hedged portfolio
of both
complex and
simple
credit,
interest
rate
and
equity
derivative
transactions.
A
limited
contribution
to
market
risk
in
Global
Wealth
Management comes from municipal securities and taxable fixed-income securities.
–
Non-trading market risks arise
predominantly in the form
of interest rate and
foreign exchange risks connected
with
personal banking and lending in our wealth management businesses, the Swiss business of our Personal & Corporate
Banking business division, the Investment Bank’s lending business, and treasury activities.
–
Group Treasury assumes
market risks in
the process of
managing interest rate
risk, structural foreign
exchange risk and
the Group’s liquidity and funding profile, including high-quality liquid assets (HQLA).
–
Equity and
debt investments
can also
give rise
to market
risks, as
can some
aspects of
employee benefits,
such as
defined benefit pension schemes.
Overview of measurement, monitoring and management techniques
–
Market risk
limits are
set for
the Group,
the business
divisions and
Group Treasury
at granular
levels in
the various
business lines, reflecting the nature and magnitude of the market risks.
– Management value-at-risk (VaR) measures exposures under the market risk framework, including trading market risks and some non-trading
market risks. Non-trading
market risks not
included in VaR
are covered in
the risks controlled
by the Market and Treasury Risk Control functions.
–
Our primary portfolio measures of market risk are liquidity-adjusted stress loss and VaR. Both are subject to limits that
are approved
by the
Board of
Directors (the
BoD). Market
risk measurement
for certain
legacy Credit
Suisse components
can
differ
from
UBS AG
excluding
the
aforementioned
legacy
Credit
Suisse
components,
as
set
out
below.
These
positions continue to be managed on legacy Credit Suisse infrastructure until full migration of these positions to UBS infrastructure or the liquidation of the positions.
–
These measures are
complemented by concentration and
granular limits for
general and specific market
risk factors.
Our trading businesses
are subject to multiple
market risk limits,
which take into
account the extent
of market liquidity
and volatility, business outlook and growth,
and, for our single-name exposures, issuer credit quality.
–
Trading
market
risks
are
managed
at
portfolio
level.
As
risk
factor
sensitivities
change
due
to
new
transactions,
transaction expiries or changes in market
levels, risk factors are dynamically rehedged
to remain within limits. We
do
not generally seek to distinguish in the trading portfolio between specific positions and associated hedges.
–
Issuer
risk
for
credit
products
is
controlled
by
limits
applied
at
the
business-division
level
based
on
jump-to-zero
measures, which estimate maximum default exposure (the default event loss assuming zero recovery).
–
Non-trading
foreign
exchange
risks
are
managed
under
market
risk
limits,
with
the
exception
of
Group
Treasury
management of consolidated capital activity.
Our CRO Treasury function applies a holistic
risk framework, setting the appetite for treasury-related
risk-taking activities
across UBS AG. Key elements of the framework include an overarching regulatory (interest rate risk in the banking book
(IRRBB)) delta economic value of equity (EVE) target, set by the BoD. Limits are also set by the BoD to balance the effect of foreign exchange movements on
our common equity tier 1 (CET1) capital
and CET1 capital ratio. Non-trading interest
rate and
foreign exchange risks
are included in
firm-wide statistical and
stress-testing metrics, which
flow into our
risk
appetite framework.
Equity
and
debt
investments
are
subject
to
a
range
of
risk
controls,
including
preapproval
of
new
investments
for
commercial purposes by
business management
and Risk Control
and regular monitoring
and reporting by
Group Finance.
They are also included in firm-wide statistical and stress-testing metrics.
VaR
is a
statistical measure
of market
risk, quantifying
the potential
market risk
losses over
a set
time horizon
(holding period) at an
established level of confidence.
VaR assumes no change in UBS AG’s trading
positions over the set
time horizon.
We calculate VaR
daily. The profit
or loss distribution
from which VaR
is estimated is
derived from our
internally developed
VaR model,
which simulates
returns over
the holding
period for
risk factors
our trading
positions are
sensitive to,
and
subsequently quantifies
the profit / loss effect
of these risk
factor returns
on our trading
positions. Systematic
commodity,
credit,
equity,
foreign
exchange
rate
and
interest
rate
risk
factor
returns
are
based
on
a
pure
historical
simulation
approach.
An
unweighted
five-year
look-back
window
is
used
for
UBS AG
excluding
certain
legacy
Credit
Suisse
components and an exponentially weighted
two-year window for the aforementioned
legacy Credit Suisse components.
Modeling idiosyncratic and
specific risks for
equity and credit
risk factors using
historical simulation is
challenging, due
to the
limited availability of
continuous good-quality historical
data. Wherever
possible, historical simulation
to model-
specific risk is used
for the legacy Credit
Suisse components;
however, both traded
market risk portfolios rely
upon factor
models to
distinguish systematic
and idiosyncratic
returns. For
UBS AG excluding
certain legacy
Credit Suisse
components,
idiosyncratic returns are
simulated through a
Monte Carlo model,
aggregating the sum
of systematic and
residual returns
in such a
way that systematic
and residual risk
are consistently captured.
For the legacy
Credit Suisse components,
the
available distribution
of idiosyncratic
returns is
used to
determine an
extreme scenario
for a
given risk
factor’s specific
risk;
the
resultant
VaR
and
extreme
scenario
loss
for
a
given
risk
factor
are
aggregated
using
a
zero-correlation
assumption.
VaR models are used for internal management purposes, with exposures measured using VaR at a
95 % confidence level
for
UBS AG
excluding
certain
legacy
Credit
Suisse
components, and
a
98
%
confidence
level
for
the
aforementioned
legacy
Credit
Suisse
components,
and
applying
a
1-day
holding
period,
aligned
to
the
way
we
consider
the
risks
associated with our trading
activities. From 2026, VaR
limits are established for
UBS AG excluding certain legacy
Credit
Suisse components only;
VaR limits for
legacy Credit Suisse
components have been
decommissioned, as the
remaining
exposure is immaterial.
Management value-at-risk (1-day, 95% confidence level, 5 years of historical data) of the business divisions and Group
Items excluding certain legacy Credit Suisse components, by general market risk type
1,2
For the year ended 31.12.25
USD m Equity
Interest
rates
Credit
spreads
Foreign
exchange Commodities
Min. 0 8 6 1 0
Max. 9 21 14 9 8
Average 3 15 9 5 2
31.12.25 1 13 8 9 1
Total management VaR 2 19 10 9 Average (per business division and risk type)
Global Wealth Management 1 3 2 2 0 2 2 0 0
Personal & Corporate Banking 0 0 0 0 0 0 0 0 0
Asset Management 0 0 0 0 0 0 0 0 0
Investment Bank 1 17 9 8 3 14 8 5 2
Non-core and Legacy 1 3 1 2 0 1 0 0 0
Group Items 3 6 4 4 1 3 2 1 0
Diversification effect
3,4
(6) (7) (1) (4) (4) (1) 0
For the year ended 31.12.24
USD m Equity
Interest
rates
Credit
spreads
Foreign
exchange Commodities
Min. 0 10 6 1 2
Max. 12 24 16 9 14
Average 4 16 9 4 4
31.12.24 1 20 10 3 4
Total management VaR 5 23 12 11 Average (per business division and risk type)
Global Wealth Management 1 2 2 1 0 1 2 0 0
Personal & Corporate Banking 0 0 0 0 0 0 0 0 0
Asset Management 0 0 0 0 0 0 0 0 0
Investment Bank 3 23 11 10 4 15 8 3 4
Non-core and Legacy 1 3 1 1 0 1 1 0 0
Group Items 3 12 5 6 1 4 3 1 0
Diversification effect
3,4
(6) (8) (1) (5) (4) (1) 0
1 The legacy Credit Suisse components not included in the UBS AG management VaR reflect the portfolio managed on legacy Credit Suisse infrastructure based on legacy Credit Suisse management VaR methodology
until full migration
of these positions
to UBS infrastructure
or the liquidation
of the positions.
This process
is ongoing,
and the management
VaR of
the legacy Credit
Suisse components
is expected to
continue
decreasing over time.
2 Statistics at individual levels may not be summed to deduce the corresponding aggregate figures. The minima and maxima for each level may occur on different days, and, likewise, the VaR
for each business line or risk type,
being driven by the extreme loss tail
of the corresponding distribution of simulated
profits and losses for that business
line or risk type, may well
be driven by different days in the
historical time series, rendering invalid the simple summation of figures to arrive at the aggregate total.
3 The difference between the sum of the standalone VaR for the business divisions and Group Items and the total VaR.
4 As the minima and maxima for different business divisions and Group Items occur on different days, it is not meaningful to calculate a portfolio diversification effect.
Management value-at-risk (1-day, 98% confidence level, 2 years of historical data) of certain legacy Credit Suisse components of the business divisions and Group Items, by general market risk type
1,2
For the year ended 31.12.25
USD m Equity
Interest
rates
Credit
spreads
Foreign
exchange Commodities
Min. 1 0 0 0 0
Max. 2 3 4 3 0
Average 1 1 1 1 0
31.12.25 1 0 0 0 0
Total management VaR 1 6 3 1 Average (per business division and risk type)
Global Wealth Management 0 1 1 0 1 0 0 0 0
Personal & Corporate Banking 0 1 0 0 0 0 0 0 0
Asset Management 0 0 0 0 0 0 0 0 0
Investment Bank 1 2 1 1 1 0 0 0 0
Non-core and Legacy 0 5 2 0 0 1 1 0 0
Group Items 0 0 0 0 0 0 0 0 0
Diversification effect
3,4
(1) (1) 0 0 0 0 0
For the year ended 31.12.24
USD m Equity
Interest
rates
Credit
spreads
Foreign
exchange Commodities
Min. 1 2 4 0 0
Max. 13 12 14 5 1
Average 5 6 9 1 0
31.12.24 1 2 4 1 0
Total management VaR 5 21 12 5 Average (per business division and risk type)
Global Wealth Management 1 3 2 1 1 0 1 0 0
Personal & Corporate Banking 0 0 0 0 0 0 0 0 0
Asset Management 0 0 0 0 0 0 0 0 0
Investment Bank 1 11 3 1 2 1 1 0 0
Non-core and Legacy 4 16 10 4 4 4 9 1 0
Group Items 0 0 0 0 0 0 0 0 0
Diversification effect
3,4
(3) (1) (2) 1 (2) 0 0
1 The legacy Credit Suisse components not included in the UBS AG management VaR reflect the portfolio managed on legacy Credit Suisse infrastructure based on legacy Credit Suisse management VaR methodology
until full migration
of these positions
to UBS infrastructure
or the liquidation
of the positions.
This process
is ongoing,
and the management
VaR of
the legacy Credit
Suisse components
is expected to
continue
decreasing over time.
2 Statistics at individual levels may not be summed to deduce the corresponding aggregate figures. The minima and maxima for each level may occur on different days, and, likewise, the VaR
for each business line or risk type,
being driven by the extreme loss tail
of the corresponding distribution of simulated
profits and losses for that business
line or risk type, may well
be driven by different days in the
historical time series, rendering invalid the simple summation of figures to arrive at the aggregate total.
3 The difference between the sum of the standalone VaR for the business divisions and Group Items and the total VaR.
4 As the minima and maxima for different business divisions and Group Items occur on different days, it is not meaningful to calculate a portfolio diversification effect.
Actual realized market risk losses may differ from those implied by VaR for a variety of reasons.
– VaR is calibrated to a specified level of confidence and may not indicate potential losses beyond this confidence level.
–
The 1-day time horizon used
for VaR for internal management
purposes may not fully capture
market risk of positions
that cannot be closed out or hedged within the specified period.
–
In
some
cases,
VaR
calculations
approximate
the
effect
of
changes
in
risk
factors
on
the
values
of
positions
and
portfolios.
–
Effects
of
extreme
market
movements
are
subject
to
estimation
errors,
which
may
result
from
non-linear
risk
sensitivities,
and
the
potential
for
actual
volatility
and
correlation
levels
to
differ
from
assumptions
implicit
in
VaR
calculations.
–
The choice of a longer historical window means
sudden increases in market volatility will tend not
to increase VaR as
quickly as
the use
of shorter
historical observation
periods, but
such increases
will affect
VaR for
a longer
period of
time. Similarly, after periods of increased volatility, as markets stabilize, VaR predictions will remain more conservative
for a period of time, influenced by the length of the historical observation period.
We recognize
that no
single measure
can encompass
all risks
associated with
a position
or portfolio.
We use
a set
of
metrics
with
both
overlapping
and
complementary
characteristics
to
create
a
holistic
framework
that
aims
to
ensure
material completeness of risk identification and measurement. As a statistical aggregate risk measure, VaR supplements
our comprehensive stress-testing framework.
We also have a framework to identify and quantify potential risks not fully captured by our VaR model and refer to such risks as risks not in VaR.
In 2025, no
material changes were made
to the VaR model used
for UBS AG excluding
certain legacy Credit
Suisse
components or to the VaR model used for those certain legacy Credit Suisse components.
IRRBB arises
from balance
sheet positions
such as
Amounts due
from banks,
Loans and
advances to
customers,
Financial assets at fair value not
held for trading, Financial assets measured
at amortized cost, Customer deposits, Debt
issued measured
at amortized
cost, and
Derivative financial
instruments, including
those subject
to hedge
accounting.
Fair value changes to these
positions may affect other comprehensive income
(OCI) or the income statement,
depending
on their accounting treatment.
UBS AG’s
largest
banking
book
interest
rate
exposures
arise
from
customer
deposits
and
lending
products
in
Global
Wealth Management and Personal
& Corporate Banking, as
well as from debt
issuance, liquidity buffers and
interest rate
hedges in
Group Treasury.
The inherent
interest rate
risks stemming
from Global
Wealth Management
and Personal
&
Corporate
Banking
are
generally
transferred
to
Group
Treasury,
to
manage
them
centrally
together
with
UBS AG’s
modeled interest rate duration assigned
to equity, goodwill and real
estate. This makes the netting
of interest rate risks
across
different
sources
possible,
while
leaving
the
originating
businesses
with
commercial
margin
and
volume
management. The
residual interest
rate
risk
is
mainly
hedged
with
interest
rate
swaps,
to
the
vast
majority of
which
UBS AG applies hedge accounting.
Short-term exposures and HQLA
classified as Financial assets
at fair value not
held for
trading are
hedged with
derivatives accounted
for on
a mark-to-market
basis. Long-term
fixed-rate debt
issued and
HQLA
hedged with external interest rate swaps are designated in fair value hedge accounting relationships.
Risk management and governance
IRRBB is measured using several metrics, the most relevant of which are the following.
–
EVE sensitivity to
yield curve moves
is calculated as
changes in the
present value of
future cash flows
irrespective of
accounting treatment. These yield
curve moves are also
the key risk factors
for statistical and stress-based
measures,
e.g. VaR and stress scenarios, as well as the regulatory interest rate scenarios. These are measured and reported daily.
The regulatory
IRRBB EVE exposure
is the
most adverse
regulatory interest
rate scenario
that is netted
across currencies.
It excludes the sensitivity from additional tier 1 (AT1) capital instruments (as per specific
FINMA requirements) and the
modeled
interest
rate
duration
assigned
to
equity,
goodwill
and
real
estate.
UBS AG
also
applies
granular
internal
interest rate shock scenarios to its banking book positions to monitor its specific risk profile.
–
Net interest
income (NII)
sensitivities to
yield curve
moves are
calculated as
changes of
baseline NII
over a
set time
horizon, which we internally
compute by assuming interest
rates in all
currencies develop according to
their market-
implied forward rates and
assuming constant business volumes
and product mix and
no specific management actions.
The sensitivities are measured and reported monthly.
UBS AG actively manages IRRBB,
with the aim of
reducing the volatility of
NII subject to limits
and triggers for EVE
and
NII exposure at consolidated and significant legal entity levels.
The Asset
and Liability
Committee (the
ALCO) of
UBS AG and,
where relevant,
ALCOs at
a legal
entity level
perform
independent oversight over the management of IRRBB, which is also subject to Internal Audit and model governance.
›
Refer to “Internal Audit” in the “Corporate governance” section of this report and to “Risk measurement” in this section for more
information
Key modeling assumptions
The cash
flows from
customer deposits and
lending products
used in calculation
of EVE
sensitivity exclude commercial
margins and
other spread
components, are
aggregated by
daily time
buckets and are
discounted using risk-free
rates.
UBS AG’s external issuances are discounted using its senior debt curve, and capital instruments are modeled to the first
call date.
NII sensitivity, which
includes commercial
margins, is
calculated over
a one-year
time horizon,
assuming constant
balance sheet structure and volumes, and considers embedded interest rate options.
The average
repricing maturity
of non-maturing
deposits and
loans is
determined via
target replication
portfolios designed
to protect
product margins.
Optimal replicating
portfolios are
determined at
granular currency-
and product-specific
levels
by simulating and applying a real-world market rate model to historically calibrated client rate and volume models.
UBS AG uses an econometric prepayment model
to forecast prepayment rates on
US mortgage loans in UBS
Bank USA
and
agency
mortgage-backed
securities
(MBSs)
held
in
various
liquidity
portfolios
of
UBS
Americas
Holding LLC
consolidated.
These
prepayment
rates
are
used
to
forecast
both
mortgage
loan
and
MBS
balances
under
various
macroeconomic
scenarios.
The
prepayment
model
is
used
for
a
variety
of
purposes,
including
risk
management
and
regulatory
stress
testing.
Swiss
mortgages
and
fixed-term
deposits
generally
do
not
carry
similar
optionality,
due
to
prepayment and early redemption penalties.
The
EVE
sensitivity
in
UBS AG’s
banking
book
to
a
+1-basis-point
parallel
shift
in
yield
curves
was
negative
USD 43.8
m as of 31 December
2025, compared with negative
USD
37.1
m as of 31 December
2024. This excluded the
sensitivity of USD 8.0
m from
AT1
capital instruments (as
per specific FINMA
requirements) in
contrast to general
BCBS
guidance. The
exposure in
the banking
book of
UBS AG increased
in 2025,
driven by
net interest
income stabilization
initiatives and interest rate hedges in connection with issuances of AT1 capital instruments.
The majority of UBS AG’s IRRBB as
of 31 December 2025 was a
reflection of the net asset
duration that it ran to
offset
our modeled
sensitivity of
net USD
33.2
m (31 December
2024: USD
29.4
m) assigned
to our
equity,
goodwill and
real
estate, with the aim of
generating a stable NII contribution.
Of this, USD
19.7 m and USD 11.6 m were attributable to the
US dollar and the Swiss franc portfolios, respectively, (31 December 2024: USD 17.1 m and USD 10.6 m, respectively).
In addition to
the aforementioned
sensitivity, UBS AG calculates
the six interest
rate shock scenarios
prescribed by FINMA.
The “Parallel up” scenario, assuming all
positions were measured at fair
value, was the most severe
as of 31 December
2025
and
would
have
resulted
in
a
change
in
EVE
of
negative
USD
8.0
bn,
or
8.9
%
of
UBS AG’s
tier 1
capital
(31 December 2024: negative USD 6.7 bn, or 7.4%), which is well below the 15
% threshold as per the BCBS
supervisory
outlier test for high levels of IRRBB.
The immediate effect on UBS AG’s tier 1 capital in the “Parallel up” scenario as of 31 December 2025 would have been a decrease
of approximately
USD
0.8 bn, or 0.9
%, in
its tier 1
capital (31 December
2024: USD
0.9 bn, or 1.0%), reflecting
the
fact
that
the
vast
majority
of
UBS AG’s
banking
book
is
accrual
accounted
or
subject
to
hedge
accounting.
The
“Parallel up” scenario would subsequently have a positive effect on NII, assuming a constant balance sheet.
As
the
overall
interest
rate
risk
sensitivity
shows
a
greater
impact
from
slower
asset
repricing
compared
with
faster
liabilities
repricing,
the
“Parallel
down”
scenario
was
the
most
beneficial
as
of
31 December
2025
and
would
have
resulted
in
a
change
in
EVE
of
positive
USD
8.2
bn
(31 December
2024:
positive
USD
7.2
bn)
and
a
small
positive
immediate effect on UBS AG‘s tier 1 capital.
Net interest income sensitivity
The main NII sensitivity
in the banking book
resides in Global
Wealth Management and Personal
& Corporate Banking.
UBS AG assigns a target duration to its
investment of equity portfolio, and Group Treasury actively manages the residual
IRRBB. This
sensitivity is
assessed using
a number
of scenarios
assuming parallel
and non-parallel
shifts in
yield curves,
with various degrees of severity, and UBS AG has set and monitors thresholds for the
NII sensitivity to immediate parallel
shocks of –200 and +200 basis points under the assumption of no change to balance sheet size and product mix, stable
foreign exchange rates, and no specific management action.
Interest rate risk – banking book
31.12.25
USD m
Effect on EVE
1
– FINMA
Effect on EVE
1
– BCBS
Scenarios CHF EUR GBP USD Other Total
Additional tier 1 capital
instruments Total
+1 bp (12.5) (1.6) (0.2) (28.4) (1.0) (43.8) 8.0 (35.7)
Parallel up
2
(1,771.8) (305.2) (50.6) (5,680.8) (239.7) (8,048.1) 1,505.3 (6,542.8)
Parallel down
2
1,973.3 342.6 46.3 5,601.5 265.3 8,229.0 (1,765.8) 6,463.2
Steepener
3
(888.9) (16.0) (9.0) (1,369.1) 7.2 (2,275.8) 335.8 (1,940.1)
Flattener
4
551.1 (34.2) 0.3 62.4 (59.4) 520.3 5.9 526.1
Short-term up
5
(171.4) (125.9) (15.8) (2,217.0) (146.2) (2,676.3) 653.1 (2,023.2)
Short-term down
6
169.4 127.1 10.5 2,299.6 145.2 2,751.7 (680.4) 2,071.4
31.12.24
USD m
Effect on EVE
1
– FINMA
Effect on EVE
1
– BCBS
Scenarios CHF EUR GBP USD Other Total
Additional tier 1 capital
instruments Total
+1 bp (10.5) (1.3) (0.3) (24.6) (0.5) (37.1) 5.6 (31.6)
Parallel up
2
(1,510.7) (251.8) (64.4) (4,747.8) (96.2) (6,670.9) 1,009.9 (5,661.1)
Parallel down
2
1,644.9 280.0 74.0 5,054.3 101.7 7,154.8 (1,183.4) 5,971.4
Steepener
3
(748.7) (4.0) (10.6) (1,253.2) (9.2) (2,025.8) 167.6 (1,858.2)
Flattener
4
463.5 (37.8) (2.2) 161.3 (11.0) 573.7 63.6 637.4
Short-term up
5
(150.2) (112.6) (24.0) (1,815.4) (46.8) (2,148.9) 490.6 (1,658.3)
Short-term down
6
133.4 112.5 24.7 1,926.2 47.4 2,244.2 (510.8) 1,733.4
1 Economic value
of equity.
2 Rates across
all tenors move
by ±150 bps
for Swiss franc,
±200 bps for
euro and US
dollar,
and ±250 bps
for pound sterling.
3 Short-term rates
decrease and long-term
rates
increase.
4 Short-term rates increase and long-term rates decrease.
5 Short-term rates increase more than long-term rates.
6 Short-term rates decrease more than long-term rates.
UBS AG
makes
direct
investments
in
a
variety
of
entities
and
buys
equity
holdings
in
both
listed
and
unlisted
companies,
with
the
aim
of
supporting
its
business
activities
and
delivering
strategic
value
to
the
firm.
This
includes
investments in
exchange and
clearing house
memberships, as
well as
minority investments
in early-stage
fintechs and
technology companies. UBS AG
may also make
investments in funds
that it manages
in order
to fund or
seed them at
inception or to demonstrate
that UBS AG’s interests
align with those of
investors. UBS AG also buys,
and is sometimes
required by agreement or regulation to buy,
securities and units from investment vehicles that it has sold to clients.
The
fair
value
of
equity
investments
tends
to
be
influenced
by
factors
specific
to
the
individual
investments.
Equity
investments are generally intended to be held for the
medium or long term and may be subject
to lock-up agreements.
For these reasons, UBS AG generally does not control
these exposures by using market risk measures applied to
trading
activities. However,
such equity
investments are
subject to
a different
range of
controls, including
preapproval of
new
investments for commercial purposes by business management
and Risk Control, portfolio and concentration limits,
and
regular monitoring
and reporting to
senior management. They
are also
included in
the firm-wide
statistical and
stress-
testing metrics, which flow into the risk appetite framework.
As of 31 December 2025, UBS AG held equity
investments and investment fund units totaling
USD
5.7 bn (31 December
2024: USD 6.5
bn), of which
USD
3.4
bn (31 December 2024:
USD
4.2
bn) was classified
as Financial assets
at fair
value
not held for trading and USD 2.3 bn (31 December 2024: USD 2.3 bn) as Investments in associates.
Debt investments classified as Financial
assets measured at fair
value through other comprehensive
income as of
31 December
2025
can
broadly
be
categorized
as
money
market
instruments
and
debt
securities
primarily
held
for
statutory, regulatory
or liquidity reasons.
The risk control framework
applied to debt instruments
classified as Financial
assets measured at fair value through
other
comprehensive income depends on the
nature of
the instruments and the
purpose for which
we hold
them. UBS AG’s
exposures
may be
included
in market
risk limits
or be
subject
to specific
monitoring
and interest
rate sensitivity
analysis.
They
are also
included in
the firm-wide
statistical
and stress-testing
metrics, which
flow into
our risk appetite
framework.
Debt instruments
classified as
Financial assets
measured at
fair value
through other
comprehensive income
had a
fair
value of USD 13.9
bn as of 31 December
2025 (31 December 2024: USD
2.2
bn). The increase mainly
reflects purchases
of HQLA.
Our management of liquidity and
funding ensures that our business
franchises are protected and that our
internal
and regulatory liquidity and funding requirements
are prudently managed. We measure
liquidity and funding risk using
internal
and
regulatory
models
and
metrics.
We
define
and
implement
internal
stress
testing
across
different
time
horizons, scenarios
and currencies
to ensure
we have
sufficient liquidity
and funding,
while remaining
compliant with
regulatory
liquidity
and funding
requirements.
Our
liquidity and
funding strategy
is proposed
by Group
Treasury
and
approved by the Asset and Liability Committee (the ALCO) of UBS AG, which is a committee of the Executive Board (the
EB) and is overseen by the Board of Directors (the BoD).
Liquidity and
funding limits and
other constraints
(including early-warning indicators)
are set
at UBS AG
(consolidated)
and, where appropriate, at legal entity and business-division levels. Key limits (which are under the
authority of the BoD)
and constraints linked to these limits
are reviewed and reconfirmed at least
once a year by the BoD
of UBS AG, the EB of
UBS AG, the ALCO of UBS AG and the Group Treasurer, taking into consideration the Group’s business strategy and risk
appetite. Treasury
Risk Control
provides independent
oversight over
liquidity and
funding risk,
including the
setting of
key internal limits and early-warning indicators associated with these limits.
Our liquidity and funding
risk appetite objective is
to ensure that the firm
has sufficient liquidity to
survive a severe
three-month
idiosyncratic and
market-wide liquidity
stress
event and
to ensure
that the
firm has
sufficient
long-term
funding to
maintain franchise
assets at
a constant
level under
stressed market
conditions for
up to
one year,
in both
cases without government support and allowing for discrete management actions.
Group Treasury
maintains a
diversified, high-quality
pool of unencumbered
liquid assets
under Treasury control.
The liquid
asset portfolio is managed dynamically, in order
to remain at all times within the internal
risk appetite and other relevant
Group, UBS AG and subsidiary liquidity and funding requirements.
Group Treasury
monitors the Group’s
funding position, including
concentration risk, aiming
to ensure
that UBS
maintains
a
well-balanced
and
diversified
liability
structure.
Group
Treasury
also
looks
to
create
the
optimal
liability
structure to finance
our businesses in
a reliable and
cost-efficient manner. Our funding activities
are planned by
analyzing
the overall liquidity and funding requirements, taking into account the amount of stable funding that would be needed to support ongoing business activities through periods of difficult market conditions.
We maintain our Contingency
Funding Plan in preparation
and as an action plan,
aiming to ensure we
maintain
sufficient liquidity to
meet payment obligations
in a liquidity
and funding stress
scenario. The plan
specifies the processes,
tools and responsibilities that
we have available to effectively
manage liquidity and funding through
these periods. Our
funding diversification
and global
scope help
to
protect
our liquidity
position in
the event
of a
crisis. Our
contingent
funding sources include our HQLA portfolios, available central bank-eligible non-HQLA collateral for liquidity facilities at several
major
central
banks,
contingent
reductions
of
trading
portfolio
assets,
and
other
actions
available
to
management.